REGULATORY MATTERS (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital adequacy ratios according to the CRD IV transitional provisions
Common equity Tier 1		17.00%	16.30%
Tier 1		17.00%	16.30%
Total		17.00%	16.30%
Risk Based Ratios
CET1 Capital Requirements	9.375%	8.75%
Total Capital Requirements	12.875%	12.25%
Regulatory Matters Textual Details [Abstract]
Amount of DTA		€ 4,700	€ 4,800
Pillar 1
Risk Based Ratios
CET1 Capital Requirements	4.50%	4.50%
Total Capital Requirements	8.00%	8.00%
Pillar 2
Risk Based Ratios
CET1 Capital Requirements	3.00%	3.00%
Total Capital Requirements	3.00%	3.00%
Capital Conservation Buffer (2017)
Risk Based Ratios
CET1 Capital Requirements	1.875%	1.25%
Total Capital Requirements	1.875%	1.25%